Related Party Transactions - Narrative (Details) - CAD ($)			1 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 30, 2023	Oct. 31, 2024	Oct. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Percentage of interests to be held to nominate one director					5.00%
Funding percentage rate					100.00%	100.00%	100.00%
Waterbury Lake Uranium LP
Disclosure of transactions between related parties [line items]
Ownership interest					70.32%	69.35%
Voting interest percentage					75.00%
Mineral property assets					$ 763,000	$ 1,456,000
Denison Waterbury Corp
Disclosure of transactions between related parties [line items]
Ownership interest	69.35%	67.41%	70.32%	69.35%	60.00%
KWULP
Disclosure of transactions between related parties [line items]
Ownership interest					40.00%
KWULP Limited Partner
Disclosure of transactions between related parties [line items]
Ownership interest					29.66%
WLUC
Disclosure of transactions between related parties [line items]
Ownership interest					0.02%
WLULP Limited Partner
Disclosure of transactions between related parties [line items]
Ownership interest					70.32%